CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Schedule of Parent Company Balance Sheets (Parentheticals) (Details) - Parent [Member] - $ / shares		Mar. 31, 2026	Mar. 31, 2025
Class A Ordinary Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary share par value (in Dollars per share)	[1]	$ 0.0016	$ 0.0016
Ordinary share shares authorized (in Shares)	[1]	112,500,000,000	112,500,000,000
Ordinary share shares issued (in Shares)	[1]	1,656,609	1,115,172
Ordinary share shares outstanding (in Shares)	[1]	1,656,609	1,115,172
Class B Ordinary Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary share par value (in Dollars per share)	[1]	$ 0.0016	$ 0.0016
Ordinary share shares authorized (in Shares)	[1]	12,500,000,000	12,500,000,000
Ordinary share shares issued (in Shares)	[1]	366,000	366,000
Ordinary share shares outstanding (in Shares)	[1]	366,000	366,000

[1]	Retrospectively adjusted to reflect the authorized share capital increase effective on January 8, 2026, 16-for-1 share consolidation effective on April 20, 2026, authorized share capital increase effective on May 6, 2026 (see Note 19).